Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	550,273,407.83	29,413
Yield Supplement Overcollateralization Amount 02/28/23	11,416,630.61	0
Receivables Balance 02/28/23	561,690,038.44	29,413
Principal Payments	23,378,264.22	1,140
Defaulted Receivables	688,801.60	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	10,667,215.48	0
Pool Balance at 03/31/23	526,955,757.14	28,245

Pool Statistics	$ Amount	# of Accounts
Pool Factor	44.69%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,700,104.76	301
Past Due 61-90 days	1,420,169.72	63
Past Due 91-120 days	321,226.38	16
Past Due 121+ days	0.00	0
Total	8,441,500.86	380

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	621,637.57
Aggregate Net Losses/(Gains) - March 2023	67,164.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.14%
Prior Net Losses/(Gains) Ratio	0.46%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses Ratio/(Gains)	0.45%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	6,059,991.21
Actual Overcollateralization	6,059,991.21
Weighted Average Contract Rate	3.83%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	43.95

Flow of Funds	$ Amount
Collections	25,760,894.01
Investment Earnings on Cash Accounts	14,029.08
Servicing Fee	(468,075.03)
Transfer to Collection Account	-
Available Funds	25,306,848.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	195,738.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	16,989,506.50
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,059,991.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,021,546.55

Total Distributions of Available Funds	25,306,848.06

Servicing Fee	468,075.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	543,945,263.64
Principal Paid	23,049,497.71
Note Balance @ 04/17/23	520,895,765.93

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2
Note Balance @ 03/15/23	6,065,263.64
Principal Paid	6,065,263.64
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-3
Note Balance @ 03/15/23	385,010,000.00
Principal Paid	16,984,234.07
Note Balance @ 04/17/23	368,025,765.93
Note Factor @ 04/17/23	95.5886252%

Class A-4
Note Balance @ 03/15/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	100,230,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	35,090,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	17,550,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	235,803.80
Total Principal Paid	23,049,497.71
Total Paid	23,285,301.51

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	1,111.97
Principal Paid	6,065,263.64
Total Paid to A-2 Holders	6,066,375.61

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	16,984,234.07
Total Paid to A-3 Holders	17,125,404.40

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2020789
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7529310
Total Distribution Amount	19.9550099

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0028882
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	15.7535224
Total A-2 Distribution Amount	15.7564106

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.1137479
Total A-3 Distribution Amount	44.4804146

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	737.09
Noteholders' Principal Distributable Amount	262.91

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	2,924,574.03
Investment Earnings	11,318.42
Investment Earnings Paid	(11,318.42)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,737,339.27	$2,732,631.92	$3,515,388.33
Number of Extensions	112	105	145
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.47%	0.58%